UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               --------------

Check here if Amendment [ ]: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------
                 San Francisco, CA 94111
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      8/10/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                      NA
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     21
                                        --------------------

Form 13F Information Table Value Total:     261,011
                                        --------------------
                                            (thousands)


List of Other Included Managers:   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------

CANON INC                 ADR              138006309   9,794     186,100 SH          Sole                       186,100
CHINA MOBILE HONG
  KONG LTD                NOTE 2.25%11/05  16941MAA7  49,259  49,631,000 PRN         Sole                    49,631,000
CHINA MOBILE HONG
  KONG LTD                SPONSORED ADR    16941M109  20,407   1,097,750 SH          Sole                     1,097,750
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  29,824   1,391,700 SH          Sole                     1,391,700
HONDA MOTOR LTD           AMERN SHS        438128308   5,264     213,900 SH          Sole                       213,900
HSBC HLDGS PLC            SPON ADR NEW     404280406  30,474     382,597 SH          Sole                       382,597
HUANENG PWR INTL INC      SPON ADR N       443304100   2,384      80,800 SH          Sole                        80,800
KOOKMIN BK NEW            SPONSORED ADR    50049M109   9,271     203,409 SH          Sole                       203,409
KOREA ELECTRIC PWR        SPONSORED ADR    500631106  10,222     652,310 SH          Sole                       652,310
KT CORP                   SPONSORED ADR    48268K101  15,566     723,990 SH          Sole                       723,990
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102   2,832     123,900 SH          Sole                       123,900
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105   4,305     200,525 SH          Sole                       200,525
PETROCHINA CO LTD         SPONSORED ADR    71646E100  19,581     266,590 SH          Sole                       266,590
SEMICONDUCTOR MFG
  INTL CORP               SPONSORED ADR    81663N206   1,421     138,000 SH          Sole                       138,000
SHINHAN FINANCIAL
  GROUP CO L              SPN ADR RESTRD   824596100     314       5,990 SH          Sole                         5,990
SINA CORP                 ORD              G81477104   8,512     305,100 SH          Sole                       305,100
SK TELECOM LTD            SPONSORED ADR    78440P108  23,644   1,159,000 SH          Sole                     1,159,000
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039100     136      14,943 SH          Sole                        14,943
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  16,990     814,880 SH          Sole                       814,880
THE9 LTD                  ADR              88337K104     635      24,400 SH          Sole                        24,400
TAIWAN FD INC             COM              874036106     176      13,000 SH          Sole                        13,000